Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Net actuarial gain/(loss), Before-Tax Amount	$ (22,770)	$ (30,519)	$ (173,646)
Amortization of prior service cost, Before-Tax Amount	1,335	1,335	355
Amortization of net actuarial (gain)/loss, Before-Tax Amount	27,066	34,381	23,656
Prior service cost, Before-Tax Amount	0	0	(6,661)
Regulatory adjustment, Before-Tax Amount	(5,584)	(5,646)	140,308
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	47	(449)	(15,988)
Amounts reclassified into net income, Before-Tax Amount	3,345	3,344	3,345
FSIRS other comprehensive income (loss), Before-Tax Amount	3,345	3,344	3,345
Translation adjustments, Before-Tax Amount	161	(1,954)	(659)
Foreign currency other comprehensive income (loss), Before-Tax Amount	161	(1,954)	(659)
Total other comprehensive income (loss), Before-Tax Amount	3,553	941	(13,302)
Net actuarial gain/(loss), Tax (Expense) or Benefit	8,652	11,597	65,985
Amortization of prior service cost, Tax (Expense) or Benefit	(507)	(507)	(135)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(10,285)	(13,065)	(8,989)
Prior service cost, Tax (Expense) or Benefit	0	0	2,531
Regulatory adjustment, Tax (Expense) or Benefit	2,122	2,146	(53,317)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	(18)	171	6,075
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,270)	(1,271)	(1,272)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,270)	(1,271)	(1,272)
Translation adjustments, Tax (Expense) or Benefit	0	0	0
Foreign currency other comprehensive income (loss), Tax (Expense) or Benefit	0	0	0
Total other comprehensive income (loss), Tax (Expense) or Benefit	(1,288)	(1,100)	4,803
Net actuarial gain/(loss), Net-of-Tax Amount	(14,118)	(18,922)	(107,661)
Amortization of prior service cost, Net-of-Tax Amount	828	828	220
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	16,781	21,316	14,667
Prior service cost, Net-of-Tax Amount	0	0	(4,130)
Regulatory adjustment, Net-of-Tax Amount	(3,462)	(3,500)	86,991
Pension plans other comprehensive income (loss), Net-of-Tax Amount	29	(278)	(9,913)
Amounts reclassified into net income (Notes 5 and 13)	2,075	2,073	2,073
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,075	2,073	2,073
Translation adjustments, Net-of-Tax Amount	161	(1,954)	(659)
Foreign currency other comprehensive income (loss), Net-of-Tax Amount	161	(1,954)	(659)
Total other comprehensive income (loss), net of tax	$ 2,265	$ (159)	$ (8,499)